PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 256,370	$ 306,458
Net additions	13,758	6,101
Disposal/Derecognition	(1,995)	(3,254)
Indexation	4,523	(9,388)
Depreciation charge	(44,153)	(43,547)
Right-of-use assets, ending balance	228,503	256,370
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	349,003	355,928
Right-of-use assets, ending balance	364,971	349,003
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(92,633)	(49,470)
Right-of-use assets, ending balance	(136,468)	(92,633)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	181,159	216,857
Net additions	2,732	2,416
Disposal/Derecognition	(353)	(1,666)
Indexation	4,027	(7,024)
Depreciation charge	(29,368)	(29,424)
Right-of-use assets, ending balance	158,197	181,159
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	239,211	245,752
Right-of-use assets, ending balance	245,300	239,211
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(58,052)	(28,895)
Right-of-use assets, ending balance	(87,103)	(58,052)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	75,211	89,601
Net additions	10,852	3,685
Disposal/Derecognition	(1,642)	(1,588)
Indexation	496	(2,364)
Depreciation charge	(14,741)	(14,123)
Right-of-use assets, ending balance	70,176	75,211
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	109,792	110,176
Right-of-use assets, ending balance	119,497	109,792
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(34,581)	(20,575)
Right-of-use assets, ending balance	(49,321)	(34,581)
Vehicles, furniture and fixtures and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Net additions	174	0
Disposal/Derecognition	0	0
Indexation	0	0
Depreciation charge	(44)	0
Right-of-use assets, ending balance	130	0
Vehicles, furniture and fixtures and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	174	0
Vehicles, furniture and fixtures and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	$ (44)	$ 0